Subsequent Events (Narrative) (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Subsequent Event [Line Items]
Preferred stock semi-annual interim cash dividends approved, value	¥ 8,970	¥ 8,970
Dividend Approved [Member]
Subsequent Event [Line Items]
Subsequent event, Date	Nov. 14, 2012
Dividend Approved [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock semi-annual interim cash dividends approved, value	8,970
Dividend Approved [Member] | Preferred Stock [Member] | Preferred Stock, Class 5 [Member]
Subsequent Event [Line Items]
Preferred stock semi-annual interim cash dividends per share	¥ 57.50
Dividend Approved [Member] | Preferred Stock [Member] | Preferred Stock, Class 11 [Member]
Subsequent Event [Line Items]
Preferred stock semi-annual interim cash dividends per share	¥ 2.65
Dividend Paid [Member]
Subsequent Event [Line Items]
Subsequent event, Date	Dec. 07, 2012
Dividend Paid [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock semi-annual interim cash dividends per share	¥ 6.00
Common stock semi-annual interim cash dividends, value	¥ 84,950